Note 7 - Property and Equipment (Details Textual) - CAD ($) $ in Thousands	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Statement Line Items [Line Items]
Property, plant and equipment, restrictions on title	$ 0
Depreciation, property, plant and equipment	$ 1,600	$ 1,500